Long-term Debt	12 Months Ended
Feb. 24, 2018
Debt Disclosure [Abstract]
Long-term Debt
LONG-TERM DEBT

The Company's long-term debt as of February 24, 2018 and February 25, 2017, net of debt discounts of $249.6 million and $310.0 million, respectively, and deferred financing costs of $79.7 million and $118.2 million, respectively, consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Albertsons Term Loans, due 2021 to 2023, interest range of 3.0% to 3.25% plus LIBOR	$5,610.7	$5,853.0
Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively	2,476.1	2,473.0
NALP 7.45% Debentures due 2029	525.5	554.6
Safeway 7.25% Debentures due 2031	576.6	575.6
NALP 8.0% Debentures due 2031	350.8	357.2
NALP 6.52% to 7.15% Medium Term Notes due 2027 - 2028	190.9	257.3
Safeway 5.0% Senior Notes due 2019	269.5	270.1
NALP 8.7% Debentures due 2030	186.6	209.0
NALP 7.75% Debentures due 2026	140.1	174.1
Safeway 7.45% Senior Debentures due 2027	152.5	152.7
Safeway 3.95% Senior Notes due 2020	137.5	137.7
Safeway 4.75% Senior Notes due 2021	130.8	131.0
Safeway 6.35% Notes due 2017	—	101.3
Other financing liabilities, unsecured	242.7	114.9
Mortgage notes payable, secured	20.9	22.4
Total debt	11,011.2	11,383.9
Less current maturities	(66.1)	(203.8)
Long-term portion	$10,945.1	$11,180.1

As of February 24, 2018, the future maturities of long-term debt, excluding debt discounts and deferred financing costs, consisted of the following (in millions):

2018	$66.1
2019	333.4
2020	202.1
2021	3,073.7
2022	1,112.6
Thereafter	6,552.6
Total	$11,340.5

The Company's term loans (the "Albertsons Term Loans"), asset-based loan ("ABL") facility (the "ABL Facility") and certain of the outstanding notes and debentures have restrictive covenants, subject to the right to cure in certain circumstances, calling for the acceleration of payments due in the event of a breach of a covenant or a default in the payment of a specified amount of indebtedness due under certain debt arrangements. There are no restrictions on the Company's ability to receive distributions from its subsidiaries to fund interest and principal payments due under the ABL Facility, the Albertsons Term Loans and the Company's senior unsecured notes (the "Senior Unsecured Notes"). Each of the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes restrict the ability of the Company to pay dividends and distribute property to the Company's stockholders. As a result, all of the Company's consolidated net assets are effectively restricted with respect to their ability to be transferred to the Company's stockholders. Notwithstanding the foregoing, the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes each contain customary exceptions for certain dividends and distributions, including the ability to make cumulative distributions under the Albertsons Term Loans and Senior Unsecured Notes of up to the greater of $1.0 billion or 4.0% of the Company's total assets (which is measured at the time of such distribution) and the ability to make distributions if certain payment conditions are satisfied under the ABL Facility. During fiscal 2017, the Company utilized the foregoing exception in connection with the Distribution (as described in Note 10 - Stockholders' / Member equity). The Company was in compliance with all such covenants and provisions as of and for the fiscal year ended February 24, 2018.
Albertsons Term Loans

As of February 28, 2015, the Albertsons Term Loans under the Albertsons term loan agreement totaled $6,296.0 million, excluding debt discounts and deferred financing costs. The Albertsons Term Loans consisted of a Term B-2 Loan of $1,437.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.375%, a Term B-3 Loan of $950.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.0%, a Term B-4 Loan of $3,609.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%, and a Term B-4-1 Loan of $300.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%.

On December 21, 2015, the Company entered into an amendment to the Albertsons Term Loans to borrow an additional $1,145.0 million of Albertsons Term B-5 Loan. The borrowings were used to replace the NALP Senior Secured Term Loan principal of $1,141.5 million and pay related interest and fees. The Term B-5 Loan had an original maturity date of December 21, 2022 and had an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%. In connection with the term loan amendment, the Company increased the applicable margin of the Albertsons Term B-2 and B-3 Loans by 12.5 basis points.
On May 31, 2016, a portion of the net proceeds from the issuance of the 6.625% Senior Unsecured Notes (the "2024 Notes"), as further discussed below, was used to repay $519.8 million of principal on the then-existing Term B-3 Loan due 2019. The Company wrote off $15.0 million of deferred financing costs and original issue discounts in connection with the Term B-3 Loan paydown.
On June 22, 2016, the Company amended the agreement governing the Albertsons Term Loans in which three new term loan tranches were established and certain provisions of such agreement were amended. The tranches consisted of $3,280.0 million of a 2016-1 Term B-4 Loan, $1,145.0 million of a 2016-1 Term B-5 Loan and $2,100.0 million of a Term B-6 Loan (collectively, the "June 2016 Term Loans"). The proceeds from the issuance of the June 2016 Term Loans, together with $300.0 million of borrowings under the ABL Facility, were used to repay the then-existing Albertsons Term Loans and related interest and fees (collectively, the "June 2016 Term Loan Refinancing"). The June 2016 Term Loan Refinancing was accounted for as a debt modification. In connection with the June 2016 Term Loan Refinancing, the Company expensed $27.6 million of financing costs and also wrote off $12.8 million of deferred financing costs associated with the original Albertsons Term Loans. The 2016-1 Term B-4 Loan had an original maturity date of August 25, 2021, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.5%. The 2016-1 Term B-5 Loan had an original maturity date of December 21, 2022, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.75%. The Term B-6 Loan had an original maturity date of June 22, 2023, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.75%.
On August 9, 2016, a portion of the net proceeds from the issuance of the 5.750% Senior Secured Notes (the "2025 Notes"), as further discussed below, was used to repay $500.0 million of principal on the Term B-6 Loan. The Company wrote off $9.2 million of deferred financing costs and original issue discounts in connection with the Term B-6 Loan paydown.
On December 23, 2016, the Company amended the agreement governing the Albertsons Term Loans in which three new term loan tranches were established and certain provisions of such agreement were amended. The new tranches consisted of $3,271.8 million of a new 2016-2 Term B-4 Loan, $1,142.1 million of a new 2016-2 Term B-5 Loan and $1,600.0 million of a new 2016-1 Term B-6 Loan (collectively, the "New Term Loans"). The proceeds from the issuance of the New Term Loans were used to repay the then-existing Albertsons Term Loans and related interest and fees (collectively, the "December 2016 Term Loan Refinancing"). The December 2016 Term Loan Refinancing was accounted for as a debt modification. In connection with the December 2016 Term Loan Refinancing the Company expensed $7.9 million of financing costs and also wrote off $14.0 million of deferred financing costs associated with the original Albertsons Term Loans.
The new 2016-2 Term B-4 Loan matures on August 25, 2021, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.0%. The new 2016-2 Term B-5 Loan matures on December 21, 2022, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%. The new 2016-1 Term B-6 Loan matures on June 22, 2023, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%.
On June 16, 2017, the Company repaid $250.0 million of the existing term loans. In connection with the repayment, the Company wrote off $7.6 million of deferred financing costs and original issue discounts.
In addition, on June 27, 2017, the Company entered into a repricing amendment to the term loan agreement which established three new term loan tranches. The new tranches consist of $3,013.6 million of a new Term B-4 Loan, $1,139.3 million of a new Term B-5 Loan and $1,596.0 million of a new Term B-6 Loan. The (i) new Term B-4 Loan will mature on August 25, 2021, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 2.75%, (ii) new Term B-5 Loan will mature on December 21, 2022, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%, and (iii) new Term B-6 Loan will mature on June 22, 2023, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%. The repricing amendment to the term loans was accounted for as a debt modification. In connection with the term loan amendment, the Company expensed $3.9 million of financing costs and also wrote off $17.8 million of deferred financing costs associated with the original term loans.

The Albertsons' Term Loan facilities are guaranteed by Albertsons existing and future direct and indirect wholly owned domestic subsidiaries that are not borrowers, subject to certain exceptions. The Albertsons Term Loan facilities are secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the assets of the borrowers and guarantors (other than accounts receivable, inventory and related assets of the proceeds thereof (the "Albertsons ABL priority collateral")) and (ii) a second-priority lien on substantially all of the Albertsons ABL priority collateral.
Asset-Based Loan Facility

The Company's ABL Facility provides for a $4,000.0 million senior secured revolving credit facility. The ABL Facility has an interest rate of LIBOR plus a margin ranging from 1.25% to 1.75% and matures on December 21, 2020. The ABL Facility also provides for a letters of credit ("LOC") sub-facility of $1,975.0 million.

As noted above, borrowings under the ABL Facility increased $300.0 million on June 22, 2016 in connection with the Term Loan Refinancing. On August 9, 2016, $470.0 million of the net proceeds from the issuance of the 2025 Notes was used to repay the ABL Facility.

As of February 24, 2018 and February 25, 2017, the ABL Facility had no outstanding borrowings and the ABL LOC sub-facility had $576.8 million and $622.3 million letters of credit outstanding, respectively.

The ABL Facility is guaranteed by the Company's existing and future direct and indirect wholly owned domestic subsidiaries that are not borrowers, subject to certain exceptions. The ABL Facility is secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the ABL Facility priority collateral and (ii) a third-priority lien on substantially all other assets (other than real property). The ABL Facility contains no financial covenant unless and until (a) excess availability is less than (i)10.0% of the lesser of the aggregate commitments and the then-current borrowing base at any time or is (ii) $250.0 million at any time or (b) an event of default is continuing. If any of such events occur, the Company must maintain a fixed charge coverage ratio of 1.0 to 1.0 from the date such triggering event occurs until such event of default is cured or waived and/or the 30th day that all such triggers under clause (a) no longer exist.
Notes
Senior Unsecured Notes
On May 31, 2016, the Company and substantially all of its subsidiaries completed the sale of $1,250.0 million of principal amount of its 6.625% Senior Unsecured Notes which will mature on June 15, 2024. Interest on the 2024 Notes is payable semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2016. The 2024 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.
On August 9, 2016, the Company and substantially all of its subsidiaries completed the sale of $1,250.0 million of principal amount of its 5.750% Senior Unsecured Notes which will mature on March 15, 2025. Interest on the 2025 Notes is payable semi-annually in arrears on March 15 and September 15 of each year, commencing on March 15, 2017. The 2025 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.
The Company, an issuer and direct or indirect parent of each of the other issuers of the 2024 Notes and the 2025 Notes, has no independent assets or operations. All of the direct or indirect subsidiaries of the Company, other than subsidiaries that are issuers of the 2024 Notes and the 2025 Notes, are minor, individually and in the aggregate.
Senior Secured Notes

On October 23, 2014, the Company completed the sale of $1,145.0 million of principal amount of 7.75% Senior Secured Notes (the "2022 Notes") with an original maturity date of October 15, 2022. On February 9, 2015, following the Safeway acquisition, Albertsons redeemed $535.4 million of the 2022 Notes. On June 24, 2016, a portion of the net proceeds from the issuance of the 2024 Notes was used to fully redeem $609.6 million of principal amount of 2022 Notes, and to pay an associated make-whole premium of $87.7 million and accrued interest (the "Redemption"). The Company recorded a $111.7 million loss on debt extinguishment related to the Redemption comprised of the $87.7 million make-whole premium and a $24.0 million write off of deferred financing costs and original issue discounts.
NALP Notes
During fiscal 2017, the Company repurchased NALP Notes with a par value of $160.0 million and a book value of $140.2 million for $135.5 million plus accrued interest of $3.7 million (the "NALP Notes Repurchase"). In connection with the NALP Notes Repurchase, the Company recorded a gain on debt extinguishment of $4.7 million.

Deferred Financing Costs and Interest Expense, Net

Financing costs incurred to obtain all financing other than ABL Facility financing are recognized as a direct reduction from the carrying amount of the debt liability and amortized over the term of the related debt using the effective interest method. Financing costs incurred to obtain ABL Facility financing are capitalized and amortized over the term of the related debt facilities using the straight-line method. Deferred financing costs associated with ABL Facility financing are included in Other assets and were $46.3 million and $62.4 million as of February 24, 2018 and February 25, 2017, respectively.

During fiscal 2017, total amortization and write off of deferred financing costs of $56.1 million included $22.2 million of deferred financing costs written off in connection with the Albertsons Term Loan amendments and reductions. During fiscal 2016, total amortization and write off of deferred financing costs of $84.4 million included $42.1 million of deferred financing costs written off in connection with Albertsons Term Loan amendments and reductions. During fiscal 2015, total amortization expense of $69.3 million included $17.9 million of deferred financing costs written off in connection with Albertsons Term Loan amendments and reductions.
Interest expense, net consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
ABL facility, senior secured and unsecured notes, term loans and debentures	$701.5	$764.3	$777.0
Capital lease obligations	96.3	106.8	97.0
Amortization and write off of deferred financing costs	56.1	84.4	69.3
Amortization and write off of debt discounts	16.0	22.3	12.9
Other interest expense (income)	4.9	26.0	(5.7)
Interest expense, net	$874.8	$1,003.8	$950.5